Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Entity Registrant Name	Camtek Ltd.
Entity Central Index Key	0001109138
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Entity File Number	000-30664
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	Ramat Gavriel Industrial Zone
Entity Address, Address Line Two	P.O. BOX 544
Entity Address, City or Town	Migdal Ha’Emek
Entity Address Country	IL
Entity Address, Postal Zip Code	23150
Title of 12(b) Security	Ordinary Shares, nominal value NIS 0.01 per share
Trading Symbol	CAMT
Name of Exchange on which Security is Registered	NASDAQ
Security Reporting Obligation	15(d)
Entity Common Stock, Shares Outstanding	45,828,133
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Attestation Flag	true
Auditor Firm ID	1057
Auditor Location	Tel Aviv, Israel
Auditor Name	Somekh Chaikin
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	false
Auditor Opinion [Text Block]
Opinions on the Consolidated Financial Statements and Internal Control over Financial Reporting

We have audited the accompanying consolidated balance sheets of Camtek Ltd. and its subsidiaries (the “Company”) as of December 31, 2025 and 2024, and the related consolidated statements of income, comprehensive income, shareholders’ equity and cash flows, for each of the years in the three-year period ended December 31, 2025, and the related notes (collectively, the "consolidated financial statements"). We also have audited the Company’s internal control over financial reporting as of December 31, 2025, based on criteria established in Internal Control – Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2025, in conformity with U.S. generally accepted accounting principles. Also, in our opinion, the Company maintained, in all material respects, effective internal control over financial reporting as of December 31, 2025, based on criteria established in Internal Control – Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission.

Business Contact [Member]
Contact Personnel Name	Moshe Eisenberg
Entity Address, Address Line One	Ramat Gavriel Industrial Zone
Entity Address, Address Line Two	P.O. BOX 544
Entity Address, City or Town	Migdal Ha’Emek
Entity Address Country	IL
Entity Address, Postal Zip Code	23150
City Area Code	972
Local Phone Number	(4) 6048100
Contact Personnel Fax Number	(4) 6048300
Contact Personnel Email Address	moshee@camtek.com